Property, Plant and Equipment - Summary of Property, plant and equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	£ 618	£ 661
Charge for the year	(125)	(123)	£ (66)
Disposals	(2)	(3)	(41)
Ending Balance	515	618	661
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,144	1,217
Exchange differences	(32)	(32)
Additions	111	124
Disposals	(75)	(146)
Transfer to intangible assets	(9)	(7)
Transfer to intangible assets - pre-publication		(12)
Transfer to assets classified as held for sale	(63)
Ending Balance	1,076	1,144	1,217
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(526)	(556)
Exchange differences	18	21
Charge for the year	(125)	(123)
Disposals	61	126
Impairment in advance of transfer to assets classified as held for sale	(4)
Transfer to intangible assets		3
Transfer to intangible assets - pre-publication		3
Transfer to assets classified as held for sale	15
Ending Balance	(561)	(526)	(556)
Land and buildings [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	402	418
Ending Balance	329	402	418
Land and buildings [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	100	122
Ending Balance	97	100	122
Land and buildings [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	460	418
Exchange differences	(11)	(9)
Additions	62	64
Disposals	(13)	(13)
Transfer to assets classified as held for sale	(59)
Ending Balance	439	460	418
Land and buildings [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	300	317
Exchange differences	(7)	(8)
Additions	7
Disposals	(23)	(13)
Reclassifications	20	4
Transfer to assets classified as held for sale	(1)
Ending Balance	296	300	317
Land and buildings [member] | Depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(58)
Exchange differences	2	2
Charge for the year	(65)	(60)
Disposals	1
Impairment in advance of transfer to assets classified as held for sale	(4)
Transfer to assets classified as held for sale	14
Ending Balance	(110)	(58)
Land and buildings [member] | Depreciation [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(200)	(195)
Exchange differences	6	6
Charge for the year	(25)	(21)
Disposals	22	10
Reclassifications	(2)
Ending Balance	(199)	(200)	(195)
Plant and equipment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7	6
Ending Balance	3	7	6
Plant and equipment [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	73	97
Ending Balance	65	73	97
Plant and equipment [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	23	6
Exchange differences	(2)
Additions		2
Disposals	(9)	(4)
Transfer of finance leases		19
Ending Balance	12	23	6
Plant and equipment [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	325	458
Exchange differences	(11)	(15)
Additions	5	18
Disposals	(29)	(108)
Reclassifications	21	(4)
Transfer of finance leases		(19)
Transfer to intangible assets		(3)
Transfer to intangible assets - pre-publication		(2)
Transfer to assets classified as held for sale	(3)
Ending Balance	308	325	458
Plant and equipment [member] | Depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(16)
Exchange differences	1
Charge for the year	(3)	(4)
Disposals	9
Transfer of finance leases		(12)
Ending Balance	(9)	(16)
Plant and equipment [member] | Depreciation [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(252)	(361)
Exchange differences	9	13
Charge for the year	(32)	(38)
Disposals	29	116
Reclassifications	2
Transfer of finance leases		12
Transfer to intangible assets		3
Transfer to intangible assets - pre-publication		3
Transfer to assets classified as held for sale	1
Ending Balance	(243)	(252)	(361)
Assets in course of construction [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	36	18
Ending Balance	21	36	18
Assets in course of construction [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	36	18
Exchange differences	(1)
Additions	37	40
Disposals	(1)	(8)
Reclassifications	(41)
Transfer to intangible assets	(9)	(4)
Transfer to intangible assets - pre-publication		(10)
Ending Balance	£ 21	£ 36	£ 18